UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value
CONSUMER DISCRETIONARY — 11.5%
Darden Restaurants	10,000	$471,100
DreamWorks Animation SKG, Cl A *	20,850	585,259
Ford Motor *	44,000	701,800
Gap	20,700	398,889
Liberty Media — Interactive *	43,500	689,040
Macy’s	21,700	502,355
News, Cl A	31,200	468,624
Target	21,800	1,195,294
Walt Disney	15,250	592,768

		5,605,129

CONSUMER STAPLES — 6.4%
HJ Heinz	8,600	408,500
Nestle ADR	12,900	699,438
Philip Morris International	9,000	515,160
Ralcorp Holdings *	6,700	410,040
Reynolds American	17,100	543,951
Unilever	17,800	527,414

		3,104,503

ENERGY — 12.6%
BP ADR	17,950	852,087
Chevron	12,000	1,139,160
EOG Resources	8,275	880,377
Exxon Mobil	8,750	705,950
National Oilwell Varco	9,100	672,490
Noble	17,000	650,250
Occidental Petroleum	12,700	1,227,836

		6,128,150

FINANCIALS — 12.9%
Ameriprise Financial	11,200	690,480
Annaly Capital Management	23,700	422,571
CB Richard Ellis Group, Cl A *	33,500	743,365
Chubb	15,100	874,743
Comerica	16,600	634,120
Goldman Sachs Group	3,100	507,222
Hartford Financial Services Group	19,700	547,266
JPMorgan Chase	15,150	680,841
Prudential Financial	14,000	861,140
Wells Fargo	9,750	316,095

		6,277,843

HEALTH CARE — 9.1%
Abbott Laboratories	13,800	623,208
Baxter International	14,400	698,256
Johnson & Johnson	6,600	394,482
Merck	24,400	809,348
Pfizer	25,400	462,788
UnitedHealth Group	21,100	866,155

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
WellPoint *	9,400	$583,928

		4,438,165

INDUSTRIALS — 16.8%
Cummins	4,900	518,812
Deere	8,150	740,835
Foster Wheeler *	19,400	714,114
General Dynamics	6,300	475,020
General Electric	80,600	1,623,284
ITT	13,400	789,528
L-3 Communications Holdings	7,600	594,700
Norfolk Southern	12,800	783,232
Rockwell Collins	9,950	638,193
Siemens ADR	10,050	1,290,520

		8,168,238

INFORMATION TECHNOLOGY — 20.4%
Cisco Systems *	61,050	1,291,208
Corning	36,400	808,444
EMC *	36,100	898,529
Hewlett-Packard	21,850	998,326
Intel	29,800	639,508
International Business Machines	9,800	1,587,600
Marvell Technology Group *	25,900	492,359
Microsoft	35,600	987,010
Nintendo ADR	15,600	531,960
Oracle	36,150	1,157,884
Symantec *	28,650	504,527

		9,897,355

MATERIALS — 4.5%
Freeport-McMoRan Copper & Gold	3,925	426,844
International Paper	18,050	521,284
Monsanto	8,350	612,723
United States Steel	11,100	640,137

		2,200,988

TELECOMMUNICATION SERVICES — 2.9%
AT&T	30,250	832,480
BCE	16,200	588,546

		1,421,026

UTILITIES — 2.5%
CenterPoint Energy	36,100	583,015
Dominion Resources	14,600	635,684

		1,218,699

TOTAL COMMON STOCK (Cost $41,383,997)		48,460,096

\

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
REPURCHASE AGREEMENT — 0.8%

	Face Amount	Value
Morgan Stanley
0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $378,901 (collateralized by a U.S. Treasury Bond, par value $350,661, 1.25%, 04/15/14, with a total market value of $386,478) (Cost $378,900)	$378,900	$378,900

TOTAL INVESTMENTS— 100.4% (Cost $41,762,897)†		$48,838,996

Percentages are based on Net Assets of $48,632,731.

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $41,762,897, and the unrealized appreciation and depreciation were $9,094,443 and $(2,018,344) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,460,096	$—	$—	$48,460,096
Repurchase Agreement	—	378,900	—	378,900

Total Investments in Securities	$48,460,096	$378,900	$—	$48,838,996

TS&W-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 59.3%

	Face Amount	Value
CONSUMER DISCRETIONARY — 6.1%
AutoZone
4.000%, 11/15/20	$455,000	$425,804
Cooper Tire & Rubber
8.000%, 12/15/19	400,000	418,000
Goodyear Tire & Rubber
8.250%, 08/15/20	500,000	523,750
Macy’s Retail Holdings
7.600%, 06/01/25	500,000	503,750
NetFlix
8.500%, 11/15/17	650,000	734,500
Wal-Mart Stores
6.200%, 04/15/38	865,000	953,752

		3,559,556

CONSUMER STAPLES — 2.2%
Campbell Soup
4.500%, 02/15/19	1,000,000	1,047,353
Dean Foods
7.000%, 06/01/16	250,000	240,000

		1,287,353

ENERGY — 2.3%
McMoRan Exploration
11.875%, 11/15/14	415,000	455,462
Noble Holding International
4.900%, 08/01/20	275,000	280,652
Stone Energy
8.625%, 02/01/17	575,000	592,250

		1,328,364

FINANCIALS — 24.6%
Aflac
8.500%, 05/15/19	525,000	648,723
American Express Credit MTN
2.750%, 09/15/15	400,000	392,775
Ameriprise Financial
7.300%, 06/28/19	450,000	534,683
Bank of America
6.250%, 04/15/12	615,000	650,857
BB&T MTN
3.850%, 07/27/12	850,000	883,467
BlackRock
6.250%, 09/15/17	550,000	620,387
Capital One Capital V
10.250%, 08/15/39	500,000	540,625
CB Richard Ellis Services
11.625%, 06/15/17	300,000	348,000
Genworth Financial
8.625%, 12/15/16	890,000	1,002,176
Genworth Financial
5.650%, 06/15/12	265,000	275,611
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	500,000	421,875
Goldman Sachs Group MTN
3.625%, 08/01/12	600,000	621,394
Goldman Sachs Group
0.466%, 02/06/12 (A)	452,000	451,688
Health Care REIT
6.000%, 11/15/13	800,000	876,574
JP Morgan
6.250%, 02/15/11	1,000,000	1,001,880

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO JANUARY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
KeyBank
7.000%, 02/01/11	$890,000	$890,000
Markel
7.125%, 09/30/19	915,000	1,023,599
Merrill Lynch MTN
5.770%, 07/25/11	800,000	819,672
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	540,000	742,028
Raymond James Financial
8.600%, 08/15/19	240,000	287,948
Torchmark
9.250%, 06/15/19	710,000	868,892
Wachovia MTN
0.446%, 03/01/12 (A)	400,000	400,224

		14,303,078

HEALTH CARE — 2.9%
Abbott Laboratories
5.300%, 05/27/40	405,000	401,395
Allergan
3.375%, 09/15/20	540,000	507,076
Celgene
2.450%, 10/15/15	565,000	551,215
Omnicare
7.750%, 06/01/20	250,000	262,500

		1,722,186

INDUSTRIALS — 7.7%
Air Canada
9.250%, 08/01/15 (B)	500,000	532,500
Aircastle
9.750%, 08/01/18	450,000	499,500
CHS/Community Health Systems
8.875%, 07/15/15	500,000	528,125
Ingersoll-Rand Global Holding
9.500%, 04/15/14	630,000	758,128
Neenah Paper
7.375%, 11/15/14	275,000	277,062
Oshkosh
8.250%, 03/01/17	700,000	768,250
Triumph Group
8.000%, 11/15/17	375,000	397,500
Willis North America
6.200%, 03/28/17	684,000	704,379

		4,465,444

INFORMATION TECHNOLOGY — 6.4%
Cisco Systems
5.500%, 01/15/40	800,000	805,766
Corning
5.750%, 08/15/40	500,000	497,873
eBay
3.250%, 10/15/20	325,000	298,540
Kemet
10.500%, 05/01/18	50,000	55,000
Microsoft
4.500%, 10/01/40	580,000	524,588
Oracle
5.375%, 07/15/40 (B)	850,000	818,977
Unisys
12.500%, 01/15/16	400,000	445,000

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO JANUARY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Xerox Capital Trust I
8.000%, 02/01/27	$250,000	$253,750

		3,699,494

MATERIALS — 1.8%
Albemarle
4.500%, 12/15/20	300,000	296,219
Allegheny Technologies
9.375%, 06/01/19	250,000	310,586
Greif
7.750%, 08/01/19	400,000	436,000

		1,042,805

TELECOMMUNICATION SERVICES — 3.2%
AT&T
2.500%, 08/15/15	875,000	873,320
Regal Entertainment Group
9.125%, 08/15/18	500,000	533,125
Windstream
8.625%, 08/01/16	425,000	450,500

		1,856,945

UTILITIES — 2.1%
Ameren Energy Generating
7.000%, 04/15/18	250,000	257,353
Georgia Power
5.400%, 06/01/40	300,000	295,847
NRG Energy
8.500%, 06/15/19	620,000	646,350

		1,199,550

TOTAL CORPORATE OBLIGATIONS (Cost $33,526,562)		34,464,775

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 17.4%

Federal Home Loan Mortgage Corporation Gold
6.500%, 12/01/32	126,529	142,678
6.000%, 01/01/28	263,605	286,488
6.000%, 07/01/33	120,272	132,442
6.000%, 10/01/35	342,355	373,893
4.500%, 09/01/39	592,222	605,177
4.500%, 11/01/39	1,249,569	1,276,904
Federal National Mortgage Association
6.000%, 04/01/24	593,715	653,519
5.500%, 01/01/36	441,826	474,756
5.500%, 07/01/36	289,164	309,812
5.000%, 11/01/23	803,238	853,454
5.000%, 08/01/33	380,040	400,960
5.000%, 11/01/33	350,634	369,933
5.000%, 10/01/35	585,389	616,513
4.500%, 04/01/39	1,269,192	1,298,542
4.500%, 01/01/40	1,357,102	1,388,485
Government National Mortgage Association
6.000%, 11/15/31	118,268	130,507
6.000%, 07/15/35	694,837	766,486

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $9,827,626)		10,080,549

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO JANUARY 31, 2011 (Unaudited)
PREFERRED STOCK — 8.9%

	Shares/Face
	Amount	Value
FINANCIALS — 7.9%
Aegon, 7.250%	25,000	$594,250
Allianz, 8.375%	40,000	1,051,252
Ameriprise Financial, 7.750%	17,400	477,282
Apartment Investment & Management, 8.000%	3,720	93,967
Aspen Insurance Holdings, 7.401%	15,000	362,400
Bank of America, 8.625%	25,000	658,000
Federal Home Loan Mortgage, Ser Z, 8.375% *	35,000	56,700
Public Storage, 7.250%	18,000	453,600
Public Storage, Ser H, 6.950%	12,000	301,800
Vornado Realty, 7.875%	3,000	80,640
Vornado Realty Trust, 6.750%	20,000	484,376

		4,614,267

UTILITIES — 1.0%
Dominion Resources, 8.375%	20,000	573,600

TOTAL PREFERRED STOCK (Cost $5,801,339)		5,187,867

U.S. TREASURY OBLIGATIONS — 6.3%

U.S. Treasury Bond
6.250%, 08/15/23	$400,000	498,250
5.250%, 02/15/29	700,000	786,407
4.500%, 02/15/36	500,000	500,860
4.250%, 05/15/39	310,000	294,742
U.S. Treasury Note
2.750%, 02/15/19	750,000	739,453
2.500%, 06/30/17	850,000	848,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,850,679)		3,668,118

OTHER MORTGAGE-BACKED OBLIGATION — 1.1%

Banc of America Commercial Mortgage, Ser 4, Cl A3A
5.600%, 07/10/46 (Cost $620,224)	620,000	650,546

REPURCHASE AGREEMENT — 4.5%

Morgan Stanley
0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $2,603,493 (collateralized by a U.S. Treasury Bond, par value $2,409,449, 1.25%, 04/15/14, with a total market value of $2,655,559) (Cost $2,603,486)	2,603,486	2,603,486

TOTAL INVESTMENTS— 97.5%
(Cost $56,229,916)†		$56,655,341

Percentages are based on Net Assets of $58,087,847.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO JANUARY 31, 2011 (Unaudited)

*	Non-income producing security.

Cl	Class

MTN	Medium Term Note

REIT	Real Estate Investment Trust

Ser	Series

(A)	Floating rate security — Rate disclosed is the rate in effect on January 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $56,229,916, and the unrealized appreciation and depreciation were $1,762,116 and $(1,336,691) respectively.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$34,464,775	$—	$34,464,775
U.S. Government Agency Mortgage-Backed Obligations	—	10,080,549	—	10,080,549
Preferred Stock	5,187,867	—	—	5,187,867
U.S. Treasury Obligations	—	3,668,118	—	3,668,118
Other Mortgage-Backed Obligation	—	650,546	—	650,546
Repurchase Agreement	—	2,603,486	—	2,603,486

Total Investments in Securities	$5,187,867	$51,467,474	$—	$56,655,341

TS&W-QH-002-1400

THE ADVISORS’ INNER CIRCLE FUND	TS&W INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%

	Shares	Value
Australia — 2.0%
APA Group	180,000	$713,823
Computershare	91,300	916,084

		1,629,907

Austria — 0.1%
EVN	2,470	41,484

Belgium — 0.7%
Anheuser-Busch InBev	10,500	580,858

Bermuda — 0.5%
RenaissanceRe Holdings	6,000	393,720

Brazil — 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,500	817,905
Cosan, Cl A	74,500	967,010
Redecard	45,000	556,122

		2,341,037

Denmark — 0.7%
Carlsberg, Cl B	5,600	557,953

Finland — 1.0%
Sampo, Cl A	28,178	829,253

France — 7.0%
AXA	38,783	820,709
Bouygues	23,200	1,080,022
Euler Hermes	8,000	734,988
Sanofi-Aventis	17,000	1,160,566
Societe Generale	12,800	827,496
Vivendi	35,000	1,002,950

		5,626,731

Germany — 9.1%
Adidas	8,300	516,812
Allianz	6,900	958,163
Bayer	12,000	884,679
E.ON ADR	29,425	983,089
HeidelbergCement	16,000	1,045,321
Hochtief	12,300	1,088,458
Linde	2,600	378,841
Siemens	11,900	1,525,107

		7,380,470

Greece — 1.1%
OPAP	42,336	852,433

THE ADVISORS’ INNER CIRCLE FUND	TS&W INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
Hong Kong — 1.5%
First Pacific	1,380,200	$1,194,925

Ireland — 2.5%
Ryanair Holdings ADR	30,000	916,800
Smurfit Kappa Group (A)	93,500	1,124,964

		2,041,764

Italy — 2.7%
Fiat *	69,149	527,678
Fiat Industrial *	69,149	630,374
Telecom Italia	885,000	1,052,086

		2,210,138

Japan — 20.1%
Air Water	123,500	1,620,881
Aisin Seiki	30,000	1,138,801
Daito Trust Construction	14,400	1,009,018
Dena	18,000	649,062
East Japan Railway	15,000	990,738
Elpida Memory *	48,000	694,906
Fukuoka Financial Group	271,000	1,162,466
Hitachi	385,000	2,101,877
Jupiter Telecommunications	761	778,991
Kintetsu World Express	41,000	1,134,670
Komatsu	26,000	774,360
Mitsubishi	58,800	1,637,314
Nintendo	1,600	432,464
Nippon Telegraph & Telephone	29,000	1,346,454
USS	9,500	761,760

		16,233,762

Mexico — 1.2%
Grupo Mexico	250,000	981,900

Netherlands — 7.5%
BinckBank	74,846	1,303,149
European Aeronautic Defence and Space	50,000	1,440,656
Royal Dutch Shell, Cl A	62,000	2,182,833
Wolters Kluwer	49,700	1,138,806

		6,065,444

Singapore — 3.8%
Flextronics *	124,000	990,760
Fraser and Neave	200,000	993,352
SIA Engineering	330,000	1,086,664

		3,070,776

South Korea — 1.6%
Kangwon Land *	24,500	568,037
SK Telecom	5,000	734,867

		1,302,904

THE ADVISORS’ INNER CIRCLE FUND	TS&W INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
Spain — 0.7%
Viscofan	14,900	$541,284

Sweden — 2.7%
Investor, Ser B, Cl B	68,600	1,585,507
Kinnevik Investment, Cl B	28,500	634,403

		2,219,910

Switzerland — 9.1%
Credit Suisse Group	22,200	992,545
GAM Holding	61,000	1,091,939
Nestle	24,500	1,324,780
Noble	23,800	910,350
Novartis	35,000	1,948,152
Zurich Financial Services	4,000	1,092,680

		7,360,446

Thailand — 0.9%
Bangkok Bank NVDR	147,000	709,524

United Kingdom — 17.2%
Afren *	355,000	825,462
Barclays	210,000	987,869
BHP Billiton ADR	9,600	736,416
BP ADR	38,000	1,803,860
Carnival	4,300	196,253
Diageo ADR	12,925	992,640
HSBC Holdings	142,924	1,553,602
Johnson Matthey	26,000	801,505
Tesco	121,000	780,314
Unilever	51,000	1,483,162
Vodafone Group	757,000	2,125,710
Willis Group Holdings	16,000	601,280
WPP	80,500	995,856

		13,883,929

United States — 1.9%
Coca-Cola Enterprises	15,600	392,496
Philip Morris International	19,500	1,116,180

		1,508,676

TOTAL COMMON STOCK (Cost $69,193,306)		79,559,228

PREFERRED STOCK — 1.0%

Russia — 1.0%
Sberbank of Russia (Cost $836,747)	335,000	837,500

THE ADVISORS’ INNER CIRCLE FUND	TS&W INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2011 (Unaudited)
REPURCHASE AGREEMENT — 0.3%

	Face Amount	Value
Morgan Stanley
0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $192,690 (collateralized by a U.S. Treasury Bond, par value $178,329, 1.25%, 04/15/14, with a total market value of 196,544) (Cost $192,690)	$192,690	$192,690

TOTAL INVESTMENTS— 99.8%
(Cost $70,222,743)†		$80,589,418

Percentages are based on Net Assets of $80,741,340.

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

NVDR	Non-Voting Depositary Receipt

Ser	Series

(A)	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $70,222,743, and the unrealized appreciation and depreciation were $12,979,936 and $(2,613,261) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$79,559,228	$—	$—	$79,559,228
Preferred Stock	837,500	—	—	837,500
Repurchase Agreement	—	192,690	—	192,690

Total Investments in Securities	$80,396,728	$192,690	$—	$80,589,418

TS&W-QH-003-1400

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011